Accounts receivable, net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable	$ 329,891	$ 363,491
Less: Allowance for doubtful accounts	0	0
Total accounts receivable, net	$ 326,891	363,491
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Accounts receivable		363,491	$ 503,579
Less: Allowance for doubtful accounts		0	0
Total accounts receivable, net		$ 363,491	$ 503,579